Basis of Presentation and Summary of Significant Accounting Policies General (Policies)	6 Months Ended
Jun. 30, 2018
Accounting Policies [Abstract]
Principals of consolidation:

Principals of consolidation:

The condensed interim consolidated financial statements include the accounts of the Company and its wholly owned and majority-owned subsidiaries. Intercompany balances and transactions, including profit from intercompany sales not yet realized outside the Group, have been eliminated upon consolidation.

Changes in the parent’s ownership interest in a subsidiary with no change of control are treated as equity transactions, with any difference between the amount of consideration paid and the change in the carrying amount of the non-controlling interest, recognized in equity.

Non-controlling interests of subsidiaries represent the non-controlling shareholders’ share of the total comprehensive income (loss) of the subsidiaries and fair value of the net assets upon the acquisition of the subsidiaries. The non-controlling interests are presented in equity separately from the equity attributable to the equity holders of the Company. Redeemable non-controlling interests are classified as mezzanine equity, separate from permanent equity, on the consolidated balance sheets and measured at each reporting period at the higher of their redemption amount or the non-controlling interest book value, in accordance with the requirements of ASC 810 “Consolidation” and ASC 480-10-S99-3A, “Distinguishing Liabilities from Equity”.

Unaudited condensed interim financial information:

Unaudited condensed interim financial information:

The accompanying unaudited condensed interim consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States for interim financial information. Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all adjustments considered necessary for a fair presentation have been included. Operating results for the six months ended June 30, 2018 are not necessarily indicative of the results that may be expected for the year ending December 31, 2018. For further information, reference is made to the consolidated financial statements and footnotes thereto included in the Annual Report on Form 20-F of the Company for the year ended December 31, 2017.

Operating Results for the six months period ending June 30, 2018 are not necessarily indicative of the results that may be expected for the year ending December 31, 2018.

The balance sheet as of December 31, 2017 has been derived from the audited consolidated financial statements as of that date.

The significant accounting policies applied in the annual consolidated financial statements of the Company as of December 31, 2017, contained in the Company’s Annual Report on Form 20-F filed with the Securities and Exchange Commission on April 30, 2018, have been applied consistently in these unaudited condensed interim consolidated financial statements, except for, during the first half of 2018, changes associated with recent accounting standards for revenue recognition and change in accounting policy regarding the presentation of the adjustment to the net income attributable to Magic Software Enterprises’ shareholders as a result of accretion of redeemable non-controlling interest as detailed below.

Use of Estimates:

Use of Estimates:

The preparation of the condensed interim consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates, judgments and assumptions that affect the amounts reported in the interim consolidated financial statements and accompanying notes. The Company’s management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. The most significant assumptions are employed in estimates used in determining values of goodwill and identifiable intangible assets and their subsequent impairment analysis, redeemable non-controlling interests, revenue recognition, tax assets and tax positions, legal contingencies, research and development capitalization, contingent consideration related to acquisitions and stock -based compensation costs. Actual results could differ from those estimates.

Changes in accounting policies

a.	Effective as of January 1, 2018, the Company has followed the provisions of Accounting Standards Codification (“ASC”) Topic 606, Revenue from Contracts with Customers (“ASC 606”). The guidance provides a unified model to determine how revenue is recognized. See Note 3 for further details.

The following is a description of principal activities from which the Company generates revenue. Revenues are recognized when control of the promised goods or services are transferred to the customers in an amount that reflects the consideration that the Company expects to receive in exchange for those goods or services.

The Company determines revenue recognition through the following steps:

●	identification of the contract with a customer;

●	identification of the performance obligations in the contract;

●	determination of the transaction price;

●	allocation of the transaction price to the performance obligations in the contract; and

●	recognition of revenue when, or as, the Company satisfies a performance obligation.

The Company enters into contracts that can include various combinations of products and software and IT services, as detailed below, which are generally capable as being distinct from each other and accounted for as separate performance obligations.

The Company derives its revenues from licensing the rights to use software (proprietary and non-proprietary), provision of related services, maintenance and technical support as well as from other software and IT professional services (either fixed price or based on time and materials). The Company sells its software primarily through direct sales force and indirectly through distributors and value added resellers.

The Company accounts for its software sales and related services in accordance with ASC 606. Software sales may be perpetual or time limited in its nature. In accordance with ASC 606, the Company will continue to recognize revenue from its software sales at the time of delivery when the customer accepts control of the software. The Company has concluded that its software is distinct as the customer can benefit from the software on its own.

For contracts with customers that contain multiple performance obligations, the Company accounts for each individual performance obligation separately, if they are distinct from each other. The transaction price is allocated to the separate performance obligations on a relative standalone selling price basis. Standalone selling prices of software sales are typically estimated using the residual approach. Standalone selling prices of software and IT services are typically estimated based on observable transactions when these services are sold on a standalone basis.

Post contract support includes annual maintenance contracts providing for unspecified upgrades for new versions and enhancements on a when-and-if-available basis for an annual fee. The right for an unspecified upgrade for new versions and enhancements on a when-and-if-available basis do not specify the features, functionality and release date of future product enhancements for the customer to know what will be made available and the general timeframe in which it will be delivered. The Company considers the post contract support performance obligation as a distinct performance obligation that is satisfied over time, and as such, it recognizes revenue for post contract support on a straight-line basis over the period for which technical support is contractually agreed to be provided to the software, typically twelve (12) months.

Revenues from contracts that involve significant customization to customer-specific specifications are performance obligations the Company generally accounts for as performance obligations satisfied over time. The underlying deliverable is owned and controlled by the customer, and does not create an asset with an alternative use to the Company. The Company recognizes revenue of such contracts using cost based input methods, which recognize revenue and gross profit as work is performed based on a ratio between actual costs incurred compared to the total estimated costs for the contract. Provisions for estimated losses on uncompleted contracts are made during the period in which such losses are first determined, in the amount of the estimated loss for the entire contract.

Deferred revenues, which represent a contract liability, include unearned amounts received under maintenance and support (mainly) and amounts received from customers for which revenues have not yet been recognized.

Revenue from third-party sales is recorded at a gross or net amount according to certain indicators. The application of these indicators for gross and net reporting of revenue depends on the relative facts and circumstances of each sale and requires significant judgment.

The Company pays commissions to sales and marketing and certain management personnel based on their attainment of certain predetermined sales or profit goals. Sales commissions are considered incremental costs of obtaining a contract with a customer and are deferred and amortized. The Company is required to capitalize and amortize incremental costs of obtaining a contract, such as certain sales commission costs, on a systematic basis that is consistent with the transfer to the customer of the performance obligations to which the asset relates. Amortization expenses related to these costs are included in sales and marketing expenses in the accompanying consolidated statements of operations.

b.	The Company changed its accounting policy regarding the presentation of the adjustment to the net income attributable to Magic Software Enterprises’ shareholders as a result of accretion of redeemable non-controlling interest. According to the new accounting policy, the Company presents the accretion amount in the calculation of the earnings per share in the notes of the financial statements, compared to the previous presentation on the face of the consolidated statements of income, since Company’s management believes that reflecting the effects of the accretion as an adjustment to income available to Magic Software Enterprises’ shareholders in the earnings per share note is a more appropriate presentation. The change in policy had no effect on previously reported net income or Magic Software Enterprises’ shareholders’ equity.

Recently Issued Accounting Pronouncements:

Recently Issued Accounting Pronouncements:

In June 2016, the FASB Issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. The new standard requires financial assets measured at amortized cost be presented at the net amount expected to be collected, through an allowance for credit losses that is deducted from the amortized cost basis. The standard will be effective beginning January 1, 2020, with early adoption permitted. The Company is evaluating the impact of adopting this new accounting guidance on its consolidated financial Statements

In February 2016, the FASB issued ASU 2016-02, “Leases” (Topic 842), whereby, lessees will be required to recognize for all leases at the commencement date a lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and a right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. Under the new guidance, lessor accounting is largely unchanged. A modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements must be applied. The modified retrospective approach would not require any transition accounting for leases that expired before the earliest comparative period presented. Companies may not apply a full retrospective transition approach. ASU 2016-02 is effective for annual and interim periods beginning after December 15, 2018. Early application is permitted. The Company is evaluating the potential impact of this pronouncement.

In June 2018, the FASB issued ASU No. 2018-07, “Compensation - Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting.” These amendments expand the scope of Topic 718, Compensation - Stock Compensation (which currently only includes share-based payments to employees) to include share-based payments issued to nonemployees for goods or services. Consequently, the accounting for share-based payments to nonemployees and employees will be substantially aligned. This ASU supersedes Subtopic 505-50, Equity - Equity-Based Payments to Non-Employees. The guidance is effective for the interim and annual periods beginning after December 15, 2018, and early adoption is permitted. The Company is currently evaluating the potential effect on its consolidated financial statements.

In January 2017, the FASB issued ASU 2017-04 (ASU 2017-04): Intangibles-Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. ASU 2017-04 eliminates step two of the goodwill impairment test and specifies that goodwill impairment should be measured by comparing the fair value of a reporting unit with its carrying amount. Additionally, the amount of goodwill allocated to each reporting unit with a zero or negative carrying amount of net assets should be disclosed. ASU 2017-04 is effective for annual or interim goodwill impairment tests performed in fiscal years beginning after December 15, 2019, and early adoption is permitted. The Company does not expect this ASU to have a material effect on its consolidated financial statements.